Unaudited Consolidated Statement of Changes in Total Equity - 6 months ended Jun. 30, 2016 - USD ($) shares in Thousands, $ in Thousands	Total	Convertible Preferred Stock [Member]	Limited Partner [Member]	General Partner [Member]	Common Units [Member] Limited Partner [Member]	Common Units and Additional Paid in Capital [Member] Limited Partner [Member]	Preferred Units [Member] Preferred Partner [Member]	Warrants [Member]	Accumulated Other Comprehensive Loss [Member]	Non-controlling Interests [Member]	Redeemable Non-controlling Interest [Member]
Income (Loss) from Continuing Operations Attributable to Parent	$ (112,159)	$ 10,313		$ (2,563)		$ (125,536)	$ 10,750			$ 5,190	$ (806)
Beginning balance at Dec. 31, 2015	967,848	$ 252,498		17,608		629,264	$ 266,925		$ 696	53,355	3,173
Beginning balance, units at Dec. 31, 2015		10,438			107,027		11,000
Other comprehensive loss (note 9)	(19,887)								(19,887)
Cash distributions	(34,788)	$ (10,750)		(480)		(23,558)	$ (10,750)
Distribution to non-controlling interests	(110)									(110)
Contribution of capital from joint venture partner	750									750
Proceeds from equity offerings, net of offering costs (note 12)	113,339	$ 83,453		1,991		97,551		$ 13,797
Proceeds from equity offerings, net of offering costs (note 12), units		4,000			21,978
Conversion of Convertible Preferred Units (note 12)	47,171	$ (46,429)		889		46,282
Conversion of Convertible Preferred Units (note 12), units		(1,921)			8,324
Exchange of Convertible Preferred Units (note 12)	20,644	$ (20,644)	$ 20,231	413		20,231
Equity based compensation and other (note 13)	1,046	(164)		21		1,025
Equity based compensation and other (note 13), units					101
Ending balance at Jun. 30, 2016	$ 983,854	$ 268,277		$ 17,879		$ 645,259	$ 266,925	$ 13,797	$ (19,191)	$ 59,185	$ 2,367
Ending balance, units at Jun. 30, 2016		12,517			137,430		11,000